Convertible Subordinated Notes Payable (Tables)	6 Months Ended
Jun. 30, 2020
Convertible Subordinated Notes Payable [Abstract]
Schedule Of Principal Payment Obligations

2020	$-
2021	-
2022	1,474
$1,474